INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
(Herein called Investors Life)

SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
December 31, 2020
Audited

This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such variable annuity contracts.

Investors Life Insurance Company of North America
Administrative Offices: East Hartford, Connecticut

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Investors Life Insurance Company of North America And the Contract Owners of
Investors Life Insurance Company of North America – Separate Account I

Opinion on the Financial Statements

We have audited the accompanying combined statement of net assets of the subdivisions comprising the Investors Life Insurance Company of North America – Separate Account I (the “Separate Account”) as of December 31, 2020, related individual statements of operations for the year then ended, individual statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the combined financial position of the Separate Account as of December 31, 2020, and the results of the related individual statements of operations for the year then ended, individual statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the underlying funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Dallas, Texas
February 18, 2021

We have served as the Separate Account’s auditor since 2016.

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
COMBINED STATEMENT OF NET ASSETS

December 31, 2020

ASSETS

Investments at Fair Value (Notes 1, 2 and 8):

Portfolios of Putnam Capital Manager Trust:

Putnam Variable Trust Money Market Fund
130,908	qualified shares	( Cost	$130,908)	$130,908
22,862	non-qualified shares	( Cost	$22,862)	22,862
Putnam Variable Trust Income Fund
11,378	qualified shares	( Cost	$360,932)	131,994
13,928	non-qualified shares	( Cost	$593,253)	161,566
Putnam Variable Trust Equity Income Fund
112,296	qualified shares	( Cost	$2,604,907)	2,896,121
21,012	non-qualified shares	( Cost	$469,611)	541,898
Putnam Variable Trust Growth Opportunities Fund
23,109	qualified shares	( Cost	$229,348)	344,562
21,436	non-qualified shares	( Cost	$208,560)	319,624
TOTAL ASSETS				$4,549,535

NET ASSETS

Net Assets (Notes 3 and 6):

Putnam Variable Trust Money Market Fund
52,554	qualified accumulation units outstanding	($2.490927	Per Unit )	$130,908
9,260	non-qualified accumulation units outstanding	($2.468891	Per Unit )	22,862
Putnam Variable Trust Income Fund
15,223	qualified accumulation units outstanding	($8.670673	Per Unit )	131,994
18,934	non-qualified accumulation units outstanding	($8.533109	Per Unit )	161,566
Putnam Variable Trust Equity Income Fund
210,365	qualified accumulation units outstanding	($13.767124	Per Unit )	2,896,121
39,246	non-qualified accumulation units outstanding	($13.807738	Per Unit )	541,898
Putnam Variable Trust Growth Opportunities Fund
13,987	qualified accumulation units outstanding	($24.634465	Per Unit )	344,562
12,969	non-qualified accumulation units outstanding	($24.645245	Per Unit )	319,624
TOTAL NET ASSETS				$4,549,535

The accompanying notes are an integral part of these financial statements.

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF OPERATIONS

Year Ended December 31, 2020

	Putnam Variable Trust Money Market Fund Qualified	Putnam Variable Trust Money Market Fund Non-Qualified	Putnam Variable Trust Income Fund Qualified	Putnam Variable Trust Income Fund Non-Qualified
Investment Income:
Dividends	$340	$62	$8,425	$11,502

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	1,660	300	1,708	2,332
Investment income (loss) - net	(1,320)	(238)	6,717	9,170

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized capital gain distributions	0	0	0	0
Net realized gain (loss) on investments	0	0	(1,159)	(587)
Total net realized gain (loss) on investments	0	0	(1,159)	(587)
Change in unrealized appreciation (depreciation) in value of investments	0	0	1,066	358
Net realized and unrealized gain (loss) on investments	0	0	(93)	(229)

Net Increase (Decrease) in Net Assets from Operations:	$(1,320)	$(238)	$6,624	$8,941

The accompanying notes are an integral part of these financial statements.

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF OPERATIONS

Year Ended December 31, 2020

	Putnam Variable Trust Equity Income Fund Qualified	Putnam Variable Trust Equity Income Fund Non-Qualified	Putnam Variable Trust Growth Opportunities Fund Qualified	Putnam Variable Trust Growth Opportunities Fund Non-Qualified
Investment Income:
Dividends	$58,263	$11,491	$705	$667

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	32,679	6,330	3,482	3,281
Investment income (loss)	25,584	5,161	(2,777)	(2,614)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized capital gain distributions	182,474	35,990	15,582	14,726
Net realized gain (loss) on investments	6,618	2,407	2,363	5,135
Total net realized gain (loss) on investments	189,092	38,397	17,945	19,861
Change in unrealized appreciation (depreciation) in value of investments	(91,220)	(23,784)	79,565	71,804
Net realized and unrealized gain (loss) on investments	97,872	14,613	97,510	91,665

Net Increase (Decrease) in Net Assets from Operations:	$123,456	$19,774	$94,733	$89,051

The accompanying notes are an integral part of these financial statements.

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31, 2020

	Putnam Variable Trust Money Market Fund Qualified	Putnam Variable Trust Money Market Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Investment income (loss) – net	$(1,320)	$(238)
Realized capital gain distributions	0	0
Net realized gain (loss) on investments	0	0
Change in unrealized appreciation (depreciation) in value of investments	0	0
Net increase (decrease) in net assets from operations	(1,320)	(238)
Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)	0	0
Net contract surrenders and transfers out (Note 3)	(9,176)	(2,282)
Benefit payments to annuitants	(1,236)	(158)
Net increase (decrease) from accumulation unit transactions	(10,412)	(2,440)
Net Increase (Decrease) in Net Assets:	(11,732)	(2,678)
Net Assets:
Net assets at December 31, 2019	142,640	25,540
Net assets at December 31, 2020	$130,908	$22,862

Year Ended December 31, 2019

	Putnam Variable Trust Money Market Fund Qualified	Putnam Variable Trust Money Market Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Investment income (loss) – net	$801	$598
Realized capital gain distributions	0	0
Net realized gain (loss) on investments	0	0
Change in unrealized appreciation (depreciation) in value of investments	0	0
Net increase (decrease) in net assets from operations	801	598
Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)	20,000	0
Net contract surrenders and transfers out (Note 3)	(11,982)	(55,982)
Benefit payments to annuitants	(1,126)	(21,174)
Net increase (decrease) from accumulation unit transactions	6,892	(77,156)
Net Increase (Decrease) in Net Assets:	7,693	(76,558)
Net Assets:
Net assets at December 31, 2018	134,947	102,098
Net assets at December 31, 2019	$142,640	$25,540

The accompanying notes are an integral part of these financial statements.

Putnam Variable Trust Income Fund Qualified	Putnam Variable Trust Income Fund Non-Qualified	Putnam Variable Trust Equity Income Fund Qualified	Putnam Variable Trust Equity Income Fund Non-Qualified	Putnam Variable Trust Growth Opportunities Fund Qualified	Putnam Variable Trust Growth Opportunities Fund Non-Qualified
$6,717	$9,170	$25,584	$5,161	$(2,777)	$(2,614)
0	0	182,474	35,990	15,582	14,726
(1,159)	(587)	6,618	2,407	2,363	5,135
1,066	358	(91,220)	(23,784)	79,565	71,804
6,624	8,941	123,456	19,774	94,733	89,051
0	0	0	0	0	0
(5,245)	(41,581)	(272,407)	(38,155)	(24)	(5,150)
(15,538)	(2,285)	(52,952)	(58,746)	(7,146)	(7,437)
(20,783)	(43,866)	(325,359)	(96,901)	(7,170)	(12,587)
(14,159)	(34,925)	(201,903)	(77,127)	87,563	76,464
146,153	196,491	3,098,024	619,025	256,999	243,160
$131,994	$161,566	$2,896,121	$541,898	$344,562	$319,624

Putnam Variable Trust Income Fund Qualified	Putnam Variable Trust Income Fund Non-Qualified	Putnam Variable Trust Equity Income Fund Qualified	Putnam Variable Trust Equity Income Fund Non-Qualified	Putnam Variable Trust Growth Opportunities Fund Qualified	Putnam Variable Trust Growth Opportunities Fund Non-Qualified
$4,589	$13,908	$150,876	$126,724	$14,092	$14,190
0	0	644,671	495,222	691,985	691,805
(2,062)	(1,647)	124,884	95,702	1,132,972	1,126,165
13,708	31,278	520,579	218,370	(828,429)	(823,142)
16,235	43,539	1,441,010	936,018	1,010,620	1,009,018
0	0	0	0	0	0
(7,354)	(280,033)	(5,409,007)	(5,604,294)	(5,316,291)	(5,327,600)
(20,794)	(2,005)	(29,865)	(61,333)	(5,101)	(5,157)
(28,148)	(282,038)	(5,438,872)	(5,665,627)	(5,321,392)	(5,332,757)
(11,913)	(238,499)	(3,997,862)	(4,729,609)	(4,310,772)	(4,323,739)
158,066	434,990	7,095,886	5,348,634	4,567,771	4,566,899
$146,153	$196,491	$3,098,024	$619,025	$256,999	$243,160

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2020

NOTE 1. Organization

Investors Life Insurance Company of North America (“Investors Life”) established Investors Life Insurance Company of North America – Separate Account I (the “Separate Account”) as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four divisions, each corresponding to a portfolio of Putnam Variable Trust. Each division contains two subdivisions, one for the allocation of tax qualified and one for the allocation  of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund, Putnam Variable Trust Equity Income Fund or Putnam Variable Trust Growth Opportunities Fund. The contract owners’ equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for  the subdivision, the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the “Code”), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

NOTE 2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Separate Account: (a) investments are carried at fair value as discussed in Note 8; (b) investment transactions are accounted for on the trade date and income is recorded on the ex‑dividend date; and (c) the cost of investments sold is determined on the first- in, first-out method. Investment valuations are subject to change based on underlying market conditions. See Notes 4 and 5 with respect to income taxes. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these amounts.

The Separate Account qualifies as an investment company as defined by the Financial Accounting Standards Board’s Accounting Standards Codification Topic 946 and, accordingly, the Separate Account follows the accounting and reporting guidance contained therein. The Separate Account’s status as an investment company has not changed during the year ended December 31, 2020. The Separate Account has not provided financial support to any investee during the year ended December 31, 2020  and the Separate Account has no contractual obligations to provide financial support to any investee.
NOTE 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the year ended December 31, 2020, were $0 after deductions  for premium taxes of $0. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. During 2020, contract owners transferred $0 between subdivisions. Other contract surrender benefits amounted to $374,020. Annuity benefits amounted to $145,498. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.

NOTE 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

NOTE 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any year for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The IRS has issued regulations under Section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

NOTE 6. Accumulation Unit Transactions

Year Ended December 31, 2020

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2020 and units outstanding at December 31, 2020 were as follows:

	Putnam Variable Trust Money Market Fund Qualified	Putnam Variable Trust Money Market Fund Non-Qualified	Putnam Variable Trust Income Fund Qualified	Putnam Variable Trust Income Fund Non-Qualified
Units outstanding at December 31, 2019	56,719	10,247	17,658	24,121
Units purchased and transfers in	0	0	0	0
Benefits, surrenders and transfers out	(4,165)	(987)	(2,435)	(5,187)
Units outstanding at December 31, 2020	52,554	9,260	15,223	18,934

	Putnam Variable Trust Equity Income Fund Qualified	Putnam Variable Trust Equity Income Fund Non-Qualified	Putnam Variable Trust Growth Opportunities Fund Qualified	Putnam Variable Trust Growth Opportunities Fund Non-Qualified
Units outstanding at December 31, 2019	235,796	46,947	14,336	13,557
Units purchased and transfers in	0	0	0	0
Benefits, surrenders and transfers out	(25,431)	(7,701)	(349)	(588)
Units outstanding at December 31, 2020	210,365	39,246	13,987	12,969

The accumulation units for the eight subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2020, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

	Accumulation Units	Aggregate Value	Monthly Annuity Units	Annuity Unit Value
Putnam Variable Trust Money Market Fund, Qualified	3,957	$9,856	512	$0.2523682
Putnam Variable Trust Money Market Fund, Non-Qualified	406	$1,001	55	$0.2520597
Putnam Variable Trust Income Fund, Qualified	4,672	$40,504	619	$0.9394104
Putnam Variable Trust Income Fund, Non-Qualified	2,194	$18,719	429	$0.9336911
Putnam Variable Trust Equity Income Fund, Qualified	12,897	$177,545	3,379	$1.1135538
Putnam Variable Trust Equity Income Fund, Non-Qualified	12,786	$176,544	5,400	$1.1168386
Putnam Variable Trust Growth Opportunities Fund, Qualified	3,025	$74,533	463	$1.2833385
Putnam Variable Trust Growth Opportunities Fund, Non-Qualified	2,264	$55,788	3,265	$0.7986594

The number of monthly annuity units and related annuity unit value is calculated based upon the expected payout period as computed according to the 1971 Individual Mortality Table with interest at the rate of 6% per annum. The mortality risk is fully borne by Investors Life and may result in additional amounts being transferred into the Separate Account by Investors Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Investors Life.

NOTE 7. Financial Highlights - Expense Ratios and Net Investment Income Ratios

Year Ended December 31, 2020

A summary of unit values and units outstanding for variable annuity contracts, net assets, expense ratios, net investment income ratios and total return ratios, excluding expenses of the underlying funds and expenses charged through redemption of units, for the five periods ended below were as follows:

Putnam Variable Trust Money Market Fund Qualified		Net Assets					Putnam Variable Trust Money Market Fund Non-Qualified		Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/20	52,554	$2.490927	$131	1.20%	0.25%	‑0.95%	12/31/20	9,260	$2.468891	$23	1.20%	0.25%	‑0.95%
12/31/19	56,719	$2.514862	$143	1.20%	1.79%	0.59%	12/31/19	10,247	$2.492565	$26	1.20%	1.90%	0.70%
12/31/18	53,981	$2.499907	$135	1.20%	1.42%	0.22%	12/31/18	41,207	$2.477677	$102	1.20%	1.41%	0.21%
12/31/17	55,627	$2.494338	$139	1.20%	0.40%	‑0.80%	12/31/17	43,108	$2.471467	$107	1.20%	0.44%	‑0.76%
12/31/16	113,930	$2.512825	$286	1.20%	0.02%	‑1.18%	12/31/16	58,398	$2.489488	$145	1.20%	0.01%	‑1.19%

Putnam Variable Trust Money Market Fund Qualified		Net Assets						Putnam Variable Trust Money Market Fund Non-Qualified		Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return
12/31/20	15,223	$8.670673	$132		1.20%	5.92%	4.65%	12/31/20	18,934	$8.533109	$162		1.20%	5.92%	4.60%
12/31/19	17,658	$8.276880	$146		1.20%	4.17%	10.51%	12/31/19	24,121	$8.146038	$196		1.20%	4.70%	10.95%
12/31/18	21,184	$7.461574	$158		1.20%	3.28%	‑0.89%	12/31/18	59,230	$7.344076	$435		1.20%	3.30%	‑0.84%
12/31/17	25,467	$7.523888	$192		1.20%	4.72%	4.21%	12/31/17	63,024	$7.405498	$467		1.20%	5.77%	5.44%
12/31/16	32,312	$7.169676	$232		1.20%	5.36%	1.12%	12/31/16	109,490	$7.068590	$774		1.20%	4.70%	1.09%

Putnam Variable Trust Money Market Fund Qualified		Net Assets						Putnam Variable Trust Money Market Fund Non-Qualified		Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return
12/31/20	N/A	N/A	N/A		N/A	N/A	N/A	12/31/20	N/A	N/A	N/A		N/A	N/A	N/A
12/31/19	N/A	N/A	N/A		N/A	N/A	N/A	12/31/19	N/A	N/A	N/A		N/A	N/A	N/A
12/31/18	N/A	N/A	N/A		N/A	N/A	N/A	12/31/18	N/A	N/A	N/A		N/A	N/A	N/A
12/31/17	N/A	N/A	N/A		1.20%	38.49%	12.78%	12/31/17	N/A	N/A	N/A		1.20%	38.77%	12.96%
12/31/16	436,809	$16.266626	$7,105		1.20%	5.01%	13.25%	12/31/16	392,011	$14.006668	$5,491		1.20%	4.89%	13.51%

Putnam Variable Trust Money Market Fund Qualified		Net Assets						Putnam Variable Trust Money Market Fund Non-Qualified		Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return
12/31/20	210,365	$13.767124	$2,896		1.20%	2.14%	4.53%	12/31/20	39,246	$13.807738	$542		1.20%	2.18%	3.75%
12/31/19	235,796	$13.138576	$3,098		1.20%	4.56%	32.12%	12/31/19	46,947	$13.185608	$619		1.20%	6.18%	36.80%
12/31/18	695,377	$10.204373	$7,096		1.20%	5.32%	‑9.17%	12/31/18	524,162	$10.204162	$5,349		1.20%	5.34%	‑9.40%
12/31/17	713,980	$11.262170	$8,041		1.20%	0.00%	18.95%	12/31/17	528,750	$11.250278	$5,949		1.20%	0.00%	19.07%
12/31/16	N/A	N/A	N/A		N/A	N/A	N/A	12/31/16	N/A	N/A	N/A		N/A	N/A	N/A

Putnam Variable Trust Money Market Fund Qualified		Net Assets						Putnam Variable Trust Money Market Fund Non-Qualified		Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return
12/31/20	13,987	$24.634465	$345		1.20%	0.24%	32.65%	12/31/20	12,969	$24.645245	$320		1.20%	0.24%	32.57%
12/31/19	14,336	$17.926849	$257		1.20%	1.96%	54.37%	12/31/19	13,557	$17.936111	$243		1.20%	1.97%	54.55%
12/31/18	345,279	$13.229216	$4,568		1.20%	5.76%	1.25%	12/31/18	345,041	$13.235815	$4,567		1.20%	5.77%	1.35%
12/31/17	345,678	$13.052915	$4,512		1.20%	1.42%	25.74%	12/31/17	347,649	$13.055496	$4,539		1.20%	1.41%	25.70%
12/31/16	348,321	$10.059400	$3,504		1.20%	0.00%	4.94%	12/31/16	347,043	$10.059401	$3,491		1.20%	0.00%	4.94%

NOTE 8. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale. Fair value measurements are categorized into a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are described below:

Level 1:	Valuations based on quoted prices for identical securities in active markets.

Level 2:	Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3:	Valuations based on inputs that are unobservable and significant to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. There were no transfers between hierarchy levels during the year ended December 31, 2020.

Shares of open‑ended publicly‑traded mutual funds are valued at their closing bid prices each business day. Shares of Putnam Variable Trust Divisions are not publicly-traded and are valued at their net asset value (“NAV”) each business day based upon the number of shares outstanding. The NAV represents the price at which Putnam Variable Trust Divisions shares are issued and redeemed by the Putnam Variable Trust Divisions. Management has reviewed the volume of transactions within the Putnam Variable Trust Divisions and has concluded that such volumes qualify as an active market. The Separate Account considers all investments in mutual funds and Putnam Variable Trust Divisions to be Level 1 investments.

NOTE 9. Subsequent Events

For purposes of preparing the accompanying financial statements and the related notes, the Separate Account evaluated subsequent events through the date the financial statements were available for issuance on February 18, 2021.